Companies and Business Acquired and Divested - Goodwill Recognised (Detail) - EUR (€) € in Millions	Jun. 30, 2018	Mar. 13, 2018
Disclosure Of Goodwill [Line Items]
Goodwill recognised	€ 202
Payvision Holding BV [member]
Disclosure Of Goodwill [Line Items]
Total purchase consideration	260	€ 260
Net identifiable assets acquired	72
Goodwill recognised	€ 188